CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Common Shares [Member]	Treasury Shares [Member]	Additional Paid in Capital [Member]	Other Comprehensive (Loss)/Income [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 0.8	$ 0.0	$ 157.8	$ 0.0	$ (0.8)	$ 0.0	$ 157.8
Balance (in shares) at Dec. 31, 2016	15,501,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares	$ 3.9	0.0	1,446.2	0.0	0.0	0.0	1,450.1
Issue of common shares (in shares)	78,220,000
Equity issuance costs	$ 0.0	0.0	(17.8)	0.0	0.0	0.0	(17.8)
Other transactions:
Exercise of warrants	$ 0.1	0.0	0.0	0.0	0.0	0.0	0.1
Exercise of warrants (in shares)	1,937,500
Fair value of warrants issued	$ 0.0	0.0	7.7	0.0	0.0	0.0	7.7
Equity issuance costs, warrants	0.0	0.0	(3.0)	0.0	0.0	0.0	(3.0)
Purchase of warrants	0.0	0.0	(4.7)	0.0	0.0	0.0	(4.7)
Stock based compensation	0.0	1.7	1.8	0.0	0.0	0.0	3.5
Purchase of treasury shares	0.0	$ (8.4)	0.0	0.0	0.0	0.0	(8.4)
Purchase of treasury shares (in shares)		(394,000)
Total comprehensive income/(loss)	0.0	$ 0.0	0.0	(6.2)	(88.0)	0.0	(94.2)
Sale of shares to non-controlling interest	0.0	0.0	0.0	0.0	0.0	2.0	2.0
Other, net	0.0	0.0	(0.2)	0.0	0.0	0.0	(0.2)
Balance at Dec. 31, 2017	$ 4.8	(6.7)	1,587.8	(6.2)	(88.8)	2.0	1,492.9
Balance (in shares) at Dec. 31, 2017	95,264,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity issuance costs	$ 0.0	0.0	(3.4)	0.0	0.0	0.0	(3.4)
Other transactions:
Stock based compensation	0.0	0.0	3.7	0.0	0.0	0.0	3.7
Settlement of directors' fees	$ 0.0	0.2	(0.2)				0.0
Settlement of directors' fees (in shares)	14,286
Purchase of treasury shares	$ 0.0	$ (19.7)	0.0	0.0	0.0	0.0	(19.7)
Purchase of treasury shares (in shares)		(1,080,000)
Total comprehensive income/(loss)	0.0	$ 0.0	0.0	0.6	(190.5)	(0.4)	(190.3)
Sale of shares to non-controlling interest	0.0	0.0	0.0	0.0	0.1	0.1	0.2
Other, net	0.0	0.0	0.1	0.0	0.0	0.0	0.1
Balance at Dec. 31, 2018	$ 5.3	(26.2)	1,837.5	(5.6)	(279.2)	1.7	1,533.5
Balance (in shares) at Dec. 31, 2018	105,068,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares	$ 0.3	0.0	53.2	0.0	0.0	0.0	53.5
Issue of common shares (in shares)	5,750,000
Equity issuance costs	$ 0.0	0.0	(4.3)	0.0	0.0	0.0	(4.3)
Other transactions:
Stock based compensation	0.0	0.0	3.9	0.0	0.0	0.0	3.9
Total comprehensive income/(loss)	0.0	0.0	0.0	5.6	(297.6)	(1.5)	(293.5)
Other, net	0.0	0.0	0.9	0.0	0.1	0.0	1.0
Balance at Dec. 31, 2019	$ 5.6	$ (26.2)	$ 1,891.2	$ 0.0	$ (576.7)	$ 0.2	$ 1,294.1
Balance (in shares) at Dec. 31, 2019	110,818,351